Common Stock and Warrants (Details Narrative) (10-K) - USD ($)									1 Months Ended		3 Months Ended					6 Months Ended				12 Months Ended
	Oct. 23, 2020	Sep. 14, 2020	Jul. 02, 2020	Nov. 22, 2019	Oct. 31, 2019	Sep. 18, 2019	Sep. 13, 2019	Jul. 13, 2019	Nov. 30, 2019	Dec. 31, 2018	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Sep. 30, 2020	Apr. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2020	Mar. 31, 2019	Sep. 02, 2020
Equity, reverse stock split, description	On October 23, 2020, the Company approved and declared a reverse stock split of all its outstanding common stock at a ratio of 1-for-4 shares; this reverse stock split has not yet been made effective.			The Company approved and declared a reverse stock split of all its outstanding common stock at a ratio of 9-for-10 shares. Pursuant to this reverse stock split, each ten (10) shares of PetVivo's outstanding common stock, $.001 par value per share, was combined and converted into nine (9) post-split outstanding shares of common stock, $.001 par value per share. This reverse stock split affected all PetVivo shareholders uniformly and accordingly will not alter any shareholder's percentage interest or ownership of PetVivo equity. Through the date of this filing, 254 shares of common stock have been issued due to rounding up of fractional shares.					The Company effected a 9-for-10 reverse split of our authorized and outstanding shares of common stock. Pursuant to this reverse stock split, each ten (10) shares of PetVivo's outstanding common stock, $.001 par value per share, was combined and converted into nine (9) post-split outstanding shares of common stock, $.001 par value per share											9-for-10 reverse stock split.
Number of shares issued																466,086			1,763,872
Number of shaes issued for compensaton
Number of shaes issued for compensaton, value											$ 653,863	$ 183,244		$ 237,278	$ 190,801	$ 837,107				$ 962,678	$ 1,642,869
Number of shares issued for services						270,000		108,000
Number of shares issued for services, value						$ 102,000		$ 120,000
Shares issued price per share								$ 1.11
Number of stock sold, value																				339,100	399,865
Fair value of warrants																91,500
Loss on extinguishment of debt														81,738					$ 81,738	$ (81,738)
Warrants to purchase shares of common stock													1,905,700					1,905,700		1,905,700
Warrant expense recognized																412,000
Debt conversion amount																				$ 4,692
Shares issued for cash, value
Stock-based compensation																837,107			326,078
Interest expense											140,651			7,821		170,873			15,437	32,185	84,950
General and administrative expense											775,456			$ 413,455		1,169,243			904,380	1,784,557	4,251,742
Additional paid in capital											$ 54,798,088		$ 53,477,565			54,798,088		$ 53,477,565		53,477,565	51,552,688
Stock-based compensation																$ 837,107			326,078	863,012	$ 1,642,869
Expense related to warrants issued and outstanding																				500,000
Expense related to warrants with potential future milestones																				150,000
Website Services [Member]
Number of shares issued for services																					1,884
Number of shares issued for services, value																					$ 2,700
Marketing Services [Member]
Number of shares issued for services																					22,500
Number of shares issued for services, value																					$ 24,750
Management Consulting Services [Member]
Vesting of warrants																					1,449,348
Service Providers [Member]
Vesting of warrants																					99,882
Third - Party [Member] | Management Consulting [Member]
Number of shares issued for services																					9,000
Number of shares issued for services, value																					$ 15,000
Shares issued price per share																					$ 1.67
Several Accredited Investor [Member]
Warrants to purchase shares of common stock																					299,507
Proceeds from warrants exercise																					$ 166,393
Accrued Expenses - Related Party [Member]
Reduction in accrued compensation																			375,936	375,936
Accounts Payable and Accrued Expenses [Member]
Reduction in accrued compensation																			$ 80,029	$ 80,029
Unregistered Common Stock [Member]
Number of shares issued																				3,044,657
Warrants [Member]
Shares issued price per share													$ 0.65					$ 0.65		$ 0.65
Number of exchange of shares																				160,000
Number of exchange of shares, value																				$ 104,000
Fair value of warrants																				$ 69,391
Warrants to purchase shares of common stock											27,237					27,237
Warrant to purchase of common stock, value											$ 11,984					$ 11,984
Warrants exercise term											5 years					5 years
Warrants exercise price											$ .40					$ .40
Cancellation of warrants to purchase common stock																			324,000
Warrants One [Member]
Warrants to purchase shares of common stock													90,000					90,000		90,000
Detachable Warrant [Member]
Warrants to purchase shares of common stock													80,000					80,000		80,000
Warrant to purchase of common stock, value													$ 34,609					$ 34,609		$ 34,609
Warrants exercise price													$ 1.00					$ 1.00		$ 1.00
Warrant [Member]
Warrants to purchase shares of common stock													270,000	270,000				270,000	270,000	270,000	1,782,478
Warrant to purchase of common stock, value													$ 300,770	$ 300,770				$ 300,770	$ 300,770	$ 300,770
Warrant expense recognized																			$ 117,144	$ 117,144
Cancellation of warrants to purchase common stock																				396,000
Conversion of shares																					30,016
Warrant [Member] | Several Board Members [Member]
Warrants to purchase shares of common stock																					922,501
Warrant to purchase of common stock, value																					$ 561,910
Warrants exercise price																					$ 0.30
Shares exercisable term																					10 years
Warrant One [Member]
Warrants to purchase shares of common stock											29,762					29,762					90,000
Warrant to purchase of common stock, value											$ 13,095					$ 13,095
Warrants exercise term											5 years					5 years
Warrants exercise price											$ .40					$ .40
Cancellation of warrants to purchase common stock																			54,000	54,000
Warrant Two [Member]
Warrants to purchase shares of common stock											8,349		36,000			8,349		36,000		36,000
Warrant to purchase of common stock, value											$ 3,674		$ 68,000			$ 3,674		$ 68,000		$ 68,000
Warrants exercise term											5 years					5 years
Warrants exercise price											$ .40					$ .40
Cancellation of warrants to purchase common stock																				17,000
Warrant Three [Member]
Warrants to purchase shares of common stock													36,000					36,000		36,000
Warrant to purchase of common stock, value													$ 68,000					$ 68,000		$ 68,000
Expenses for cancellation of warrants																				$ 0
Common Stock [Member]
Number of shares issued												80,000		77,700						77,700	904,758
Number of shaes issued for compensaton											699,007	120,000		30,300						540,300	24,384
Number of shaes issued for compensaton, value											$ 699	$ 120								$ 540	$ 27
Number of stock sold																					999,923
Number of stock sold, value																					$ 1,111
Debt conversion amount																					181,966
Shares issued for cash, value												$ 80		$ 120						$ 78	1,005
Stock-based compensation																					14,181
Interest expense																					$ 65,557
Common Stock Issued [Member]
Number of shares issued																					382,759
Conversion of shares																					85,153
Debt conversion amount																					$ 66,230
Debt conversion price per share																					$ 0.78
Common Stock Issued 1 [Member]
Conversion of shares																					297,606
Debt conversion amount																					$ 115,736
Debt conversion price per share																					$ 0.39
Common Stock Issued to Replace Shares to Officer [Member]
Number of shares issued																					430,796
Shares issued for cash, value																					$ 861,592
Common Stock Issued to Replace Shares to Officer [Member] | Third - Party [Member]
Number of shares issued																					292,251
Shares issued for cash, value																					$ 584,501
One Share of Common Stock and 1/2 Warrant Share [Member]
Number of stock sold																				80,000
Number of stock sold, value																				$ 52,000
Sale of stock price per share													$ 0.65					$ 0.65		$ 0.65
Fair value of warrants													$ 34,709							$ 34,709
Warrants to purchase shares of common stock													40,000					40,000		40,000
Warrant to purchase of common stock, value													$ 17,291					$ 17,291		$ 17,291
Warrants exercise term													3 years					3 years		3 years
Warrants exercise price													$ 1.00					$ 1.00		$ 1.00
Receivables													$ 52,000					$ 52,000		$ 52,000
Cashless Conversion [Member] | Warrant [Member]
Warrants to purchase shares of common stock													337,500					337,500		337,500
Cashless Conversion [Member] | Warrant One [Member]
Conversion rate, description																				Conversion rate of .36:1.00.
Warrants to purchase shares of common stock													168,750					168,750		168,750
Warrant to purchase of common stock, value													$ 56,223					$ 56,223		$ 56,223
Expenses for cancellation of warrants																				$ 0
Conversion of shares																				61,396
Cashless Conversion [Member] | Warrant Two [Member]
Conversion rate, description																				Conversion rate of .37:1.00
Warrants to purchase shares of common stock													168,750					168,750		168,750
Warrant to purchase of common stock, value													$ 102,807					$ 102,807		$ 102,807
Expenses for cancellation of warrants																				$ 0
Conversion of shares																				63,141
Common Stock John Lost to Escrow [Member] | Common Stock Issued to Replace Shares to Officer [Member]
Number of shares issued																					450,000
Launchpad IR [Member]
Number of shares issued for services																				150,000
Number of shares issued for services, value																				$ 70,500
Shares issued price per share													$ 0.42					$ 0.42		$ 0.42
CytoMedical Design Group [Member] | Common Stock [Member]
Shares granted but not issued																					77,700
General and administrative expense																					$ 86,333
John Lai [Member]
Number of shaes issued for compensaton		134,479
Retention of escrowed shares					600,000
Warrants to purchase shares of common stock											90,000		540,000			90,000		540,000		540,000
Warrant to purchase of common stock, value											$ 28,964		$ 299,973			$ 28,964		$ 299,973		$ 299,973
Warrants exercise term											5 years					5 years
Warrants exercise price											$ .35		$ 0.56			$ .35		$ 0.56		$ 0.56
Shares exercisable term																				5 years
Debt conversion amount																				$ 13,033
John Lai [Member] | Warrants [Member]
Number of shares issued																				61,396
Number of warrant shares																				168,750
Conversion rate, description																				Conversion rate of .36:1.00.
John Lai [Member] | Warrants One [Member]
Warrants to purchase shares of common stock													79,397					79,397		79,397
Warrant to purchase of common stock, value													$ 38,744					$ 38,744		$ 38,744
Warrants exercise price													$ 0.50					$ 0.50		$ 0.50
Shares exercisable term																				5 years
John Lai [Member] | Warrant [Member]
Warrants to purchase shares of common stock													98,093					98,093		98,093
Warrant to purchase of common stock, value													$ 11,967					$ 11,967		$ 11,967
Warrants exercise price													$ 0.32					$ 0.32		$ 0.32
Shares exercisable term																				5 years
John Lai [Member] | Warrant One [Member]
Warrants to purchase shares of common stock													90,000					90,000		90,000
Warrant to purchase of common stock, value													$ 49,996					$ 49,996		$ 49,996
Expenses for cancellation of warrants																				$ 49,996
John Lai [Member] | Common Stock Issued to Replace Shares to Officer [Member]
Number of shares issued																					723,047
Shares issued for cash, value																					$ 1,446,093
John Lai [Member] | Vest Upon Performance-Based Milestone [Member]
Number of shares vested																				180,000
John Lai [Member] | Vest Quarterly Over Three Years [Member] | October 1, 2019 [Member]
Number of shares vested																				360,000
Randall Meyer [Member]
Warrants to purchase shares of common stock													4,852					4,852		4,852
Warrant to purchase of common stock, value													$ 2,368					$ 2,368		$ 2,368
Randall Meyer [Member] | Warrant [Member]
Warrants to purchase shares of common stock													4,415					4,415		4,415
Warrant to purchase of common stock, value													$ 539					$ 539		$ 539
Warrants outstanding																					42,188
John Dolan [Member]
Number of shaes issued for compensaton		91,976
Warrants to purchase shares of common stock													220,500					220,500		220,500
Warrant to purchase of common stock, value													$ 122,489					$ 122,489		$ 122,489
Warrants exercise price													$ 0.56					$ 0.56		$ 0.56
Number of shares vested					40,500
Shares exercisable term					5 years
John Dolan [Member] | Warrants One [Member]
Warrants to purchase shares of common stock													15,880					15,880		15,880
Warrant to purchase of common stock, value													$ 7,749					$ 7,749		$ 7,749
Warrants exercise price													$ 0.50					$ 0.50		$ 0.50
Shares exercisable term																				5 years
John Dolan [Member] | Warrant [Member]
Warrants to purchase shares of common stock													35,314					35,314		35,314
Warrant to purchase of common stock, value													$ 4,308					$ 4,308		$ 4,308
Warrants exercise price													$ 0.32					$ 0.32		$ 0.32
Shares exercisable term																				5 years
Warrants outstanding																					168,750
John Dolan [Member] | Granted as a Bonus [Member]
Warrants to purchase shares of common stock					40,500
John Dolan [Member] | Vest Upon Performance-Based Milestone [Member]
Number of shares vested					90,000
John Dolan [Member] | Vest Quarterly Over Three Years [Member] | October 1, 2019 [Member]
Number of shares vested					90,000
One Shareholder [Member]
Number of stock sold							360,000													360,000
Number of stock sold, value							$ 100,000													$ 100,000
Sale of stock price per share													0.28					0.28		$ 0.28
One Service Provider [Member]
Number of shares issued for services																				270,000
Number of shares issued for services, value																				$ 102,000
Various Accredited Investors [Member]
Number of stock sold																				486,000
Number of stock sold, value																				$ 135,000
Sale of stock price per share													$ 0.28					$ 0.28		$ 0.28
Investor Relations Services [Member] | Barry Kaplan Associates [Member] | Forecast [Member]
Number of shares issued for services																	90,000
Number of shares issued for services, value																	$ 55,000
Director [Member]
Number of shares issued																				63,141
Number of warrant shares																				168,750
Conversion rate, description																				Conversion rate of .37:1.00.
Management Team Members [Member]
Warrants to purchase shares of common stock													360,000					360,000		360,000
Warrant to purchase of common stock, value													$ 199,982					$ 199,982		$ 199,982
Warrant expense recognized																				$ 0
Three New Directors [Member]
Warrants to purchase shares of common stock													270,000					270,000		270,000
Warrant to purchase of common stock, value													$ 119,954					$ 119,954		$ 119,954
Three New Directors [Member] | August 2020 and May 2021 [Member]
Warrants exercise price													$ 0.33					$ 0.33		$ 0.33
Number of shares vested																		135,000
Shares exercisable term																		5 years
Three New Directors [Member] | Warrant [Member]
Warrants to purchase shares of common stock																					270,000
Warrant to purchase of common stock, value																					$ 259,920
Warrants exercise price																					$ 1.11
Shares exercisable term																					5 years
Scott Johnson [Member]
Number of shaes issued for compensaton		37,197
Warrants to purchase shares of common stock													4,852					4,852		4,852
Warrant to purchase of common stock, value													$ 2,368					$ 2,368		$ 2,368
Number of shares vested																				135,000
Scott Johnson [Member] | Warrant [Member]
Warrants to purchase shares of common stock													4,415					4,415		4,415
Warrant to purchase of common stock, value													$ 539					$ 539		$ 539
Gregory Cash [Member]
Number of shaes issued for compensaton		43,157
Warrants to purchase shares of common stock													7,059					7,059		7,059
Warrant to purchase of common stock, value													$ 3,445					$ 3,445		$ 3,445
Number of shares vested																				135,000
Gregory Cash [Member] | Warrant [Member]
Warrants to purchase shares of common stock													6,867					6,867		6,867
Warrant to purchase of common stock, value													$ 838					$ 838		$ 838
James Martin [Member]
Warrants to purchase shares of common stock													4,412					4,412		4,412
Warrant to purchase of common stock, value													$ 2,153					$ 2,153		$ 2,153
Number of shares vested																				135,000
James Martin [Member] | Warrant [Member]
Warrants to purchase shares of common stock													4,905					4,905		4,905
Warrant to purchase of common stock, value													$ 598					$ 598		$ 598
John Carruth [Member]
Number of shaes issued for compensaton		104,867
Warrants to purchase shares of common stock													450,000					450,000		450,000
Warrant to purchase of common stock, value													$ 249,997					$ 249,997		$ 249,997
Warrants exercise price													$ 0.56					$ 0.56		$ 0.56
Shares exercisable term																				5 years
John Carruth [Member] | Warrant [Member]
Warrants to purchase shares of common stock																					207,000
Warrant to purchase of common stock, value																					$ 69,072
Warrants exercise price																					$ 0.33
Shares exercisable term																					5 years
John Carruth [Member] | Vest Upon Performance-Based Milestone [Member]
Number of shares vested																				90,000
John Carruth [Member] | Vest Quarterly Over Three Years [Member] | October 1, 2019 [Member]
Number of shares vested																				360,000
David Deming [Member]
Number of shaes issued for compensaton		42,848
Warrants to purchase shares of common stock													41,250					41,250		41,250
Warrant to purchase of common stock, value													$ 22,915					$ 22,915		$ 22,915
Warrants exercise price													$ 0.49					$ 0.49		$ 0.49
Shares exercisable term																				5 years
David Deming [Member] | Warrant [Member]
Warrants to purchase shares of common stock													4,905					4,905		4,905
Warrant to purchase of common stock, value													$ 598					$ 598		$ 598
Warrants outstanding																					84,375
David Deming [Member] | Issued For Services [Member]
Warrants to purchase shares of common stock													4,412					4,412		4,412
Warrant to purchase of common stock, value													$ 2,153					$ 2,153		$ 2,153
Accredited Investors [Member] | Detachable Warrant [Member]
Warrants to purchase shares of common stock													160,000					160,000		160,000
Warrant to purchase of common stock, value													$ 104,000					$ 104,000		$ 104,000
Warrants exercise price													$ 0.65					$ 0.65		$ 0.65
Shares exercisable term																				3 years
Several Directors of the Company [Member]
Warrants exercise price													0.49					0.49		$ 0.49
Several Directors of the Company [Member] | Warrant [Member]
Warrants exercise price													$ 0.32					$ 0.32		$ 0.32
Shares exercisable term																				5 years
Robert Rudelius [Member]
Number of shaes issued for compensaton		42,509
Warrants to purchase shares of common stock													5,735					5,735		5,735
Warrant to purchase of common stock, value													$ 2,799					$ 2,799		$ 2,799
Robert Rudelius [Member] | Warrant [Member]
Warrants to purchase shares of common stock			7,500										6,376					6,376		6,376
Warrant to purchase of common stock, value			$ 3,300										$ 778					$ 778		$ 778
Warrants exercise term			5 years
Warrants exercise price			$ 0.40
Warrants outstanding																					78,750
Joseph Jasper [Member]
Number of shaes issued for compensaton		36,835
Warrants to purchase shares of common stock													3,528					3,528		3,528
Warrant to purchase of common stock, value													$ 1,722					$ 1,722		$ 1,722
Joseph Jasper [Member] | Warrant [Member]
Warrants to purchase shares of common stock			7,500										3,924					3,924		3,924
Warrant to purchase of common stock, value			$ 3,300										$ 479					$ 479		$ 479
Warrants exercise term			5 years
Warrants exercise price			$ 0.40
Warrants outstanding																					84,375
David Masters [Member]
Number of shaes issued for compensaton		35,737
Warrants to purchase shares of common stock													2,647					2,647		2,647
Warrant to purchase of common stock, value													$ 1,292					$ 1,292		$ 1,292
David Masters [Member] | Warrant [Member]
Warrants to purchase shares of common stock													1,962					1,962		1,962		120,000
Warrant to purchase of common stock, value													$ 239					$ 239		$ 239		$ 96,000
Warrants exercise term																						5 years
Warrants exercise price																						$ .35
Warrants outstanding																					42,188
Former CEO [Member]
Number of shaes issued for compensaton																					180,000
Number of shaes issued for compensaton, value																					$ 42,000
Shares issued price per share																					$ 0.23
Two Service Provider [Member]
Number of shares issued for services			50,000																		24,384
Number of shares issued for services, value			$ 22,000
Advisors [Member]
Vesting of warrants																					258,031
Directors [Member]
Vesting of warrants																					780,181
Employees [Member]
Vesting of warrants																					161,750
Officers [Member]
Vesting of warrants																					149,505
Third - Party [Member] | Common Stock [Member]
Number of shares issued																					678,006
Conversion of shares																					85,916
Debt conversion amount																					$ 95,462
Accrued interest																					226,002
Additional paid in capital																					66,248
Warrant Holders [Member] | Common Stock [Member]
Stock-based compensation																					$ 77,354
Two Advisory Board Members [Member] | Warrant [Member]
Warrants to purchase shares of common stock																					72,000
Warrant to purchase of common stock, value																					$ 70,434
Warrants exercise price																					$ 1.11
Shares exercisable term																					5 years
Lawyer [Member] | Warrant [Member]
Warrants to purchase shares of common stock																					27,000
Warrant to purchase of common stock, value																					$ 52,818
Warrants exercise price																					$ 1.11
Shares exercisable term																					5 years
Information Technology Service Providers [Member] | Warrant [Member]
Warrants to purchase shares of common stock																					54,000
Shares exercisable term																					5 years
Sheryll Grisewood [Member] | Warrant [Member]
Warrants outstanding																					168,750
David Merrill [Member] | Warrant [Member]
Warrants outstanding																					168,750
Peter Vezmar [Member] | Warrant [Member]
Warrants outstanding																					84,375
Board of Directors [Member] | Warrant [Member]
Number of warrants reduced																					528,750
Share price																					$ 0.33
CFO [Member] | Warrant [Member]
Number of warrants reduced																					72,000
Share price																					$ 0.33
Service Provider [Member] | Warrant One [Member]
Warrants to purchase shares of common stock													54,000					54,000		54,000
Warrant to purchase of common stock, value													$ 102,000					$ 102,000		$ 102,000
Former Advisory [Member] | Warrant One [Member]
Warrants to purchase shares of common stock													36,000					36,000		36,000
Warrant to purchase of common stock, value													$ 68,000					$ 68,000		$ 68,000
Warrants Holders [Member] | Warrant One [Member]
Number of shares issued										203,456
Warrants exercise price													$ 0.33					$ 0.33		$ 0.33
Conversion of shares										610,369
Shares issued for cash, value										$ 203,456
Note Holders [Member]
Shares of warrants exercised										30,016
Shares of warrants exercised, value										$ 11,759
Note Holders [Member] | Warrant One [Member]
Warrants exercise price										$ 2.00
Warrants outstanding										101,729
Warrant shares expired										11,680
Shares of warrants exercised										90,049
Shares of warrants exercised, value										$ 30,016
Settlement Agreement [Member] | John Lai [Member]
Number of shaes issued for compensaton																			348,000	348,000
Number of shaes issued for compensaton, value																			$ 116,000	$ 116,000
Shares holding term																			3 years	3 years
Settlement Agreement [Member] | Randall Meyer [Member]
Number of shaes issued for compensaton																			575,808	575,808
Number of shaes issued for compensaton, value																			$ 191,936	$ 191,936
Shares holding term																			3 years	3 years
Settlement Agreement [Member] | John Dolan [Member]
Number of shaes issued for compensaton																			204,000	204,000
Number of shaes issued for compensaton, value																			$ 68,000	$ 68,000
Shares holding term																			3 years	3 years
Settlement Agreement [Member] | Former Employee [Member]
Number of shaes issued for compensaton																			168,060	168,060
Number of shaes issued for compensaton, value																			$ 80,029	$ 80,029
Subscription Agreement [Member]
Number of shares issued																					279,000
Shares issued for cash, value																					$ 310,000
Warrant Exercise Agreement [Member]
Number of shares issued																					54,000
Shares issued for cash, value																					$ 60,000
Escrow Agreement [Member] | John Lai and Wesley Hayne [Member]
Shares issued price per share																					$ 0.33
Number of shares returned																					540,000
Reduction in additional paid in capital																					$ 177,600
Warrant Exercise Agreements [Member] | Several Accredited Investor [Member]
Warrants to purchase shares of common stock																					700,415
Warrants exercise price																					$ 0.33
Proceeds from warrants exercise																					$ 233,472
Bridge Note Agreements [Member] | Warrant [Member]
Warrants to purchase shares of common stock																					128,250
Warrant to purchase of common stock, value																					$ 85,218
Warrants exercise price																					$ 1.11
Shares exercisable term																					3 years
Conversion Agreements [Member] | Warrant [Member]
Warrants to purchase shares of common stock																					101,728
Warrant to purchase of common stock, value																					$ 11,170
Warrants exercise price																					$ 0.33